Consolidated Statements of Changes In Shareholders' Equity - USD ($)		Common Stock Common Class A [Member] CIK_0001819810_Genesis Park Acquisition Corp [Member]	Common Stock Common Class B [Member] CIK_0001819810_Genesis Park Acquisition Corp [Member]		Common Stock	Additional Paid-in Capital CIK_0001819810_Genesis Park Acquisition Corp [Member]	Additional Paid-in Capital	Accumulated Deficit CIK_0001819810_Genesis Park Acquisition Corp [Member]	Accumulated Deficit	CIK_0001819810_Genesis Park Acquisition Corp [Member]	Total
As of beginning at Dec. 31, 2018							$ 519,000		$ (3,623,000)		$ (3,104,000)
As of beginning (in shares) at Dec. 31, 2018					3,628,585
Net Income (loss)									(3,357,000)		(3,357,000)
As of ending (in shares) at Dec. 31, 2019					2,401,881
As of ending at Dec. 31, 2019							10,000		(13,198,000)		(4,181,000)
As of beginning at Dec. 31, 2019							10,000		(13,198,000)		(4,181,000)
As of beginning (in shares) at Dec. 31, 2019					2,401,881
Net Income (loss)									(1,334,000)		(1,334,000)
As of ending (in shares) at Jun. 21, 2020					2,401,881
As of ending at Jun. 21, 2020							$ 1,008,000		(14,532,000)		(13,530,000)
As of beginning at Feb. 09, 2020									0		0
Net Income (loss)											(4,972,000)
As of beginning at Feb. 09, 2020									0		0
Net Income (loss)									(14,374,000)		(14,374,000)
As of ending (in shares) at Dec. 31, 2020		4,523,969	4,312,500	[1]
As of ending at Dec. 31, 2020		$ 453	$ 431			$ 17,260,671		$ (12,261,549)	(14,374,000)	$ 5,000,006	39,195,000
As of beginning at Jul. 28, 2020		$ 0	$ 0			0		0		0
As of beginning (in shares) at Jul. 28, 2020		0	0	[1]
Net Income (loss)								(12,261,549)		(12,261,549)
As of ending (in shares) at Dec. 31, 2020		4,523,969	4,312,500	[1]
As of ending at Dec. 31, 2020		$ 453	$ 431			17,260,671		(12,261,549)	(14,374,000)	5,000,006	39,195,000
Change in Class A ordinary shares subject to possible redemption, Value		$ (3)				(260,142)				(260,145)
Change in Class A ordinary shares subject to possible redemption, Shares		(25,630)
Forfeiture of Class B ordinary shares on January 7, 2021, Value			$ (22)			22
Forfeiture of Class B ordinary shares on January 7, 2021, Shares	[2]		(218,094)
Net Income (loss)								260,149		260,149
As of ending (in shares) at Mar. 31, 2021		4,498,339	4,094,406
As of ending at Mar. 31, 2021		$ 450	$ 409			17,000,551		(12,001,400)		5,000,010
As of beginning at Dec. 31, 2020		$ 453	$ 431			17,260,671		(12,261,549)	$ (14,374,000)	5,000,006	39,195,000
As of beginning (in shares) at Dec. 31, 2020		4,523,969	4,312,500	[1]
Net Income (loss)										(5,492,051)	(23,575,000)
As of ending (in shares) at Jun. 30, 2021		5,065,058	4,094,406
As of ending at Jun. 30, 2021		$ 507	$ 409			22,752,692		(17,753,600)		5,000,008	17,551,000
As of beginning at Mar. 31, 2021		$ 450	$ 409			17,000,551		(12,001,400)		5,000,010
As of beginning (in shares) at Mar. 31, 2021		4,498,339	4,094,406
Change in Class A ordinary shares subject to possible redemption, Value		$ 57				5,752,141				5,752,198
Change in Class A ordinary shares subject to possible redemption, Shares		566,719
Net Income (loss)								(5,752,200)		(5,752,200)
As of ending (in shares) at Jun. 30, 2021		5,065,058	4,094,406
As of ending at Jun. 30, 2021		$ 507	$ 409			$ 22,752,692		$ (17,753,600)		$ 5,000,008	$ 17,551,000

[1]	Includes up to 218,094 Class B ordinary shares that were forfeited to the Company for no consideration due to the over-allotment option expiring unused on January 7, 2021. (See Note 4)
[2]	On January 7, 2021, 218,094 Class B ordinary shares were forfeited to the Company for no consideration due to the over-allotment option expiring unused. (See Note 6)